SIGNIFICANT COMMITMENTS AND AGREEMENTS	12 Months Ended
Dec. 31, 2023
SIGNIFICANT COMMITMENTS AND AGREEMENTS
SIGNIFICANT COMMITMENTS AND AGREEMENTS

33. SIGNIFICANT COMMITMENTS AND AGREEMENTS

a.   Capital expenditures

As of December 31, 2023, capital expenditures committed under the contractual arrangements are Rp8,596 billion, US$235 million, and CNY33 million.

The above balance includes the following significant agreements:

Contracting parties	Date of agreement	Significant part of the agreement
Telkomsel and PT Phincon	September 12, 2019 - September 12, 2024	Development and Rollout Agreement ("DRA") and Technical Support Agreement ("TSA") Customer Relationship Management ("CRM") Solution System Integrator
Telkomsel, PT Ericsson Indonesia, PT Huawei Tech Investment, and PT ZTE Indonesia	February 1, 2021 - January 31, 2027	Procurement Agreement for Radio Ultimate Solution ("ROA") and TSA
Telkomsel, PT Sempurna Global Pratama, PT Lintas Teknologi Indonesia, and PT Ericsson Indonesia	September 1, 2021 - September 1, 2024	Procurement Agreement of Next Generation of Gateway GPRS Support Node ("GGSN") (Virtualized EPC)
Telkomsel, Amdocs Software Solutions Limited Liability Company, and PT Application Solutions	October 8, 2021 – October 8, 2024	Agreement Online Charging System (“OCS”) and Service Control Points (“SCP”) System Solution Development
Telkomsel and PT Application Solutions	October 8, 2021 - October 8, 2024	TSA for OCS and SCP
Telkomsat and Thales Alenia Space France ("TAS")	October 28, 2021 - October 27, 2037	Procurement and Installation Agreement of HTS 113BT Satellite System
Telkomsel and PT Ericsson Indonesia	February 13, 2022 - February 12, 2025	Procurement Agreement for CS Core Solution ROA and TSA
Telkomsel and PT Lintas Teknologi Indonesia	February 13, 2022 - February 12, 2025	Procurement Agreement for CS Core Solution ROA and TSA
Telkomsel and PT Huawei Tech Investment	March 24, 2022 - March 24, 2025	Procurement Agreement for GGSN
Telkomsat and Space Exploration Technologies Corporation ("SpaceX")	April 19, 2022 - June 30, 2025	Procurement Agreement for Launch Service of HTS 113BT Satellite

b.   Borrowings and other credit facilities

(i)   As of December 31, 2023, the Company has bank guarantee facilities for tender bonds, performance bonds, maintenance bonds, deposit guarantee, and advance payment bonds for various projects of the Company, as follows:

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	500	March 14, 2024	Rp	23
BNI	500	March 31, 2024	Rp	105
Bank Mandiri	500	June 21, 2025	Rp	127
Total	1,500			255

The Company has sufficient bank facilities to meet their current obligations (Note 34b.v).

(ii)   As of December 31, 2023, Telkomsel has bank guarantee facilities for various projects, as follows:

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	1,000	September 25, 2028	Rp	621
BNI	2,100	December 11, 2024	Rp	1,453
Total	3,100			2,074

Bank guarantee facility with BRI and BNI are mainly for performance bond and surety bond of radio frequency (Note 33c.i)

(iii) Telin has a bank guarantee facilities from Bank Mandiri with a maximum credit limit of US$25 million or equal to Rp385 billion will expire on December 23, 2024. As of December 31, 2023, there is no bank guarantee facility used.

c.   Others

(i)	Radio frequency usage

With reference to Law No. 36 of 1999, the use of radio frequency spectrum and the cost of using radio frequency are determined by the government. With reference to the Decision Letter No. 025/TEL.01.02/2022 Year 2022 dated January 28, 2022 of the MoCI, the MoCI granted Telkomsel the rights to provide mobile telecommunication services with radio frequency bandwidth in the 800 MHz, 900 MHz, 1,800 MHz, 2.1 GHz and 2.3 GHz; and basic telecommunication services.

With reference to Decision Letters No. 509 Year 2016, No. 1896 year 2017, No. 806 Year 2019, No.620 Year 2020, No. 178 Year 2021, No. 479 Year 2022, No. 90 Year 2023, and No. 188 Year 2023 of the MoCI, Telkomsel is required, among other things, to:

1.	Issue a surety bond each year amounting Rp1.03 trillion for spectrum 2.3 GHz.
2.	Issue a surety bond each year amounting Rp360 billion for both spectrum 2.3 GHz Block A and C.
3.	Issue a surety bond amounting Rp617.15 billion for spectrum 2.1 GHz.
4.

Pay an annual right of usage (“BHP”) as set forth in the decision letters. The BHP is payable upon receipt of Surat Pemberitahuan Pembayaran (notification letter) from the DGPI. The BHP fee is payable annually up to the expiry period of the license.

The following are radio frequency band licenses owned by Telkomsel along with the BHP fees paid during current year:

1.	Radio frequency for band 800 MHz, 900 MHz, and 1,800 MHz

Based on Decree No. 620 Year 2020 of the MoCI, concerning the extension of the determination of radio frequency bands 800 MHz, 900 MHz and 1,800 MHz, Telkomsel should pay annual frequency usage fees from 2020 to 2030.

2.	Radio frequency for band up to 2.1 GHz
License No.	Description
Decree No. 90 Year 2023 of the MoCI amd. Decree No. 76 Year 2023 of the MoCI	On February 27, 2023, Telkomsel was granted to utilize the annual radio frequency license for band 1,975 – 1,980 MHz paired with 2,165 – 2,170 MHz until March 18, 2033.
Decree No. 509 Year 2016 of the MoCI amd. Decree No. 76 Year 2023 of the MoCI	MoCI granted the extension of the radio frequency license for band 1,970 – 1,975 MHz paired with 2,160 – 2,165 MHz until March 28, 2026.
Decree No. 806 Year 2019 of the MoCI amd. Decree No. 76 Year 2023 of the MoCI	MoCI granted the extension of the radio frequency license for band 1,965 – 1,970 MHz paired with 2,155 – 2,160 MHz until September 30, 2029.
Decree No. 479 Year 2022 of the MoCI amd. Decree No. 76 Year 2023 of the MoCI	Telkomsel as the winner of auction and was granted to utilize the radio frequency license for band 1,960-1,965 MHz paired with 2,150-2,155 MHz effective from January 11, 2023.

3.	Radio frequency for band up to 2.3 GHz
License No.	Description
Decree No. 1896 Year 2017 of the MoCI	Telkomsel was appointed to use the radio frequency license for band 2,300 – 2,330 Mhz until 2026.
Decree No. 178 Year 2021 of the MoCI	Telkomsel as the winner to utilize the radio frequency license for band 2,330 – 2,340 MHz paired with 2,340 – 2,350 MHz for Block A and Block C, respectively until 2030.
Decree No. 487 Year 2022 of the MoCI amd. Decree No. 92 Year 2023 of the MoCI	On November 18, 2022, Telkomsel received a right to use reallocated radio frequency license for band 2,340 – 2,355 MHz paired with 2,330 – 2,360 MHz.
Decree No. 188 Year 2023 of the MoCI	On April, 2023, Telkomsel was granted an approval to allocate part of the rights-of-use of 2.3 GHz radio frequency spectrum to PT Smart Telecom.

(ii)	Radio frequency spectrum cooperation agreement

The MoCI has given approval to Telkomsel for a cooperation on the use of radio frequency spectrum with KCIC through a letter No. B-171/M.KOMINFO/SP.01.01/03/2023 dated March 17, 2023, regarding the Cooperation Agreement on the Use of Radio Frequency Spectrum in the range of 891 – 895 MHz paired with 936 – 940 MHz, with a period up to December 14, 2030.

As result from this agreement, KCIC shall pay to the Company several compensations, which are annual utilization fees totaling Rp878 billion, network recovery fee of Rp1,250 billion, as well as incremental operational and maintenance costs.

(iii)	Supplier of Google product cooperation agreement

On November 10, 2022, Sigma and PT Google Cloud Indonesia (“Google”) signed a cooperation agreement authorizing Sigma as a supplier of Google products. This Agreement requires Sigma to meet the minimum commitment to purchase Google products and is obligated to pay the difference between the realized value of the purchase of Google products and the minimum commitment. The minimum commitment values from November 2023 up to November 2024 and November 2024 up to November 2025 are US$4,500 million and US$9,000 million, respectively.

(iv)	USO

On December 27, 2011, Telkomsel (on behalf of Konsorsium Telkomsel, a consortium which was established with Mitratel on December 9, 2011) was selected by Balai Penyedia dan Pengelola Pembiayaan Telekomunikasi dan Informatika (“BPPPTI”), now has been renamed as Badan Aksesibilitas Telekomunikasi dan Informasi (“BAKTI”) as a provider of the USO Program in the border areas with a total price of Rp261 billion.

In 2015, the Program was ceased. In January 2016, Telkomsel filed an arbitration claim to BANI for the settlement of the outstanding receivables of USO Programs.

On June 22, 2017, Telkomsel received a decision letter from BANI No. 792/1/ARB-BANI/2016 requesting BAKTI to pay compensation to Telkomsel amounting to Rp218 billion, and as of the date of the issuance of these consolidated financial statements Telkomsel has received the payment from BAKTI amounting to Rp91 billion (before tax) and no additional payment.

The MoCI issued Regulation No. 5 Year 2021 dated March 31, 2021 which replaced previous regulations regarding policies underlying the USO program. The regulation requires telecommunications operators in Indonesia to contribute 1.25% of gross revenues (with due consideration for bad debts and/or interconnection charges and/or connection charges and/or the exclusion of certain revenues that are not considered as part of gross revenues as a basis to calculate the USO charged) for USO development.

Based on Decree No. 827/KOMINFO/BAKTI.31/KS.1/10/2021 dated October 4, 2021 of BAKTI granted Telkomsel as operating cooperation partners (“KSO”) for eight packages KSO, which cover Nusa Tenggara, Kalimantan, Sulawesi, Maluku, West Papua, West Central Papua, North Central Papua and South East Papua for period from 2021 until 2031.